Leases - Schedule of Lease Cost, Term and Discount Rate (Details) - Heliogen, Inc. [Member]	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases - Schedule of Lease Cost, Term and Discount Rate (Details) [Line Items]
Weighted-average remaining lease term (years)	3 years 6 months	2 years 6 months	7 years
Weighted-average discount rate	10.50%	8.40%	7.40%